Commitments and contingencies (Details) - USD ($)				3 Months Ended	12 Months Ended
	Feb. 06, 2024	Sep. 28, 2023	May 12, 2023	Mar. 31, 2025	Dec. 31, 2024	Jun. 27, 2024	Jul. 15, 2021
Commitments and contingencies (Details) [Line Items]
Aranted judgment amount						$ 3,000,000
Description Of Purchase Agreement				The financing provided under the Purchase Agreement is non-recourse, which stipulates that the Company is not obligated to repay the US$1,000,000 if no proceeds are realized from the litigations. The Buyer assumes the risk of loss in the event of non-collection of litigation proceeds. The agreement does not include a predefined repayment schedule, a specified due date, or a general pledge of the Company’s assets as collateral for repayment.
Deferred income				$ 1,000,000	$ 1,000,000
Lucid Ms And Lucid Psych [Member]
Commitments and contingencies (Details) [Line Items]
License maintenance fee				100,000
Lucid Ms And Lucid Psych Top [Member]
Commitments and contingencies (Details) [Line Items]
License maintenance fee				12,500,000
Drink Lab Inc [Member]
Commitments and contingencies (Details) [Line Items]
Description related to court dispute			the Company announced receipt of a lawsuit filed in S.D. Fla. by GBB against the Company, alleging breach of a mutual non-disclosure agreement and misappropriation of trade secrets. GBB claims that its assets were, as of August 30, 2022 (prior to the misappropriation and material breach) valued at US$53,047,000. The Company believes the allegations are without merit and continues to defend itself in the lawsuit.
Chief Executive Officers [Member]
Commitments and contingencies (Details) [Line Items]
Severance and damages amount							$ 30,200,000
Punitive damages amount							$ 500,000
Raza Bokhari [Member]
Commitments and contingencies (Details) [Line Items]
Severance and damages amount				$ 30,200,000
Legal expenses		$ 165,000
Awarded additional costs in light by court	$ 5,000
Description Of Purchase Agreement				Under the terms of the agreement, the Buyer agreed to provide financing of US$1,000,000 to the Company in exchange for the right to receive a portion of the proceeds from certain ongoing litigations.